LEASES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LEASES

NOTE 19: LEASES

19.1 Lessee

The Company leases a key part for thermal power plants operation for a 20-year term and has entered into certain oil services agreements (mainly gas compression services) which, considering their characteristics, contain the lease of the assets for the rendering of the services with terms ranging between 2 and 6 years.

The terms of the lease agreements are negotiated on an individual basis and comprise a broad range of terms and conditions.

The evolution of right-of-use assets and lease liabilities recognised as of December 31, 2025 and 2024 is disclosed below:

19.1.1 Right of use assets

	Original values
Type of good	At the beginning	Increases	Decreases	Transfers	At the end
Machinery and equipment	25	45	(6)	-	64
Total at 12.31.2025	25	45	(6)	-	64
Total at 12.31.2024	33	-	-	(8)	25

	Amortization
Type of good	At the beginning	For the year	Decreases	At the end
Machinery and equipment	(14)	(17)	3	(28)
Total at 12.31.2025	(14)	(17)	3	(28)
Total at 12.31.2024	(12)	(2)	-	(14)

	Net book values
Type of good	At 12.31.2025	At 12.31.2024
Machinery and equipment	36	11
Total at 12.31.2025	36
Total at 12.31.2024		11

19.1.2 Lease liabilities

	12.31.2025	12.31.2024
At the beginning of the year	15	18
Increases	45	-
Result from measurement at present value (1)	3	2
Decrease due to sale of equity interests in areas	(2)	-
Transfers	-	(1)
Reversal of unused amounts	(1)	-
Payments	(24)	(4)
At the end of the year	36	15

(1)	Included in Other financial results.

As of December 31, 2025 and 2024, this liability is disclosed under Other current payables in the amounts of US$ 21 million and US$ 4 million and Other non-current payables for US$ 15 million and US$ 11 million, respectively.

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2025
Less than three months	6
Three months to one year	15
One to two years	7
Two to three years	2
Three to four years	2
Four to five years	2
More than five years	10
Total	44

19.1.3 Short-term or low value leases

As of December 31, 2025, 2024 and 2023, the Company has recognised costs and administrative expenses in the amounts of US$ 5 million, US$ 4 million and US$ 6 million respectively, on account of lease payments associated with short-term leases.

19.2 Lessor

19.2.1 Financial leases

Corresponding to the financing granted to TGS for the sale of certain property, plant and equipment belonging to the Oil & Gas business segment. This agreement was entered into on August 11, 2016 and consists of the collection of 119 monthly consecutive installments of US$ 623 thousand, without considering taxes, and a purchase option for a like amount payable at the end of the 120 months of the contract life.

As of December 31, 2025 and 2024, this receivable is disclosed under Other current receivables in the amounts of US$ 4 million and US$ 7 million, respectively and under Other non-current receivables in the amount of US$ 4 million as of December 31, 2024.

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2025
Less than three months	2
Three months to one year	2
Total	4

19.2.2 Operating leases

The Company has executed lease agreements to install commercial and administrative offices in Pampa Energía S.A.’s building, located in Maipú 1, Autonomous City of Buenos Aires, for three to five years terms.

Future minimum collections from operating leases as of December 31, 2025 are detailed below:

12.31.2025
Three months to one year	1
Total	1

Total income from operating leases amounts to US$ 1 million for each of the fiscal years ended December 31, 2025, 2024 and 2023.